Lease Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Office lease contract term	3 years
Statement that lessee accounts for leases of low-value assets using recognition exemption	12 months
Weighted average incremental borrowing rate	4.31%	0.00%